Net Loss Per Share (Details Narrative) - shares	Mar. 31, 2024	Feb. 07, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Common stock, shares, issued	34,544,935		25,000,000
Common stock shares outstanding	34,544,935		25,000,000
Legacy DIH [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issued		25,000,000.0